UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-2214

Columbia Funds Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	5/31/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)	Columbia High Yield Opportunity Fund

			Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 88.4%
BASIC MATERIALS – 7.3%
Chemicals – 4.1%
Agricultural Chemicals – 1.1%
IMC Global, Inc.
	10.875% 08/01/13		1,050,000	1,211,437
Terra Capital, Inc.
	12.875% 10/15/08		1,920,000	2,212,800
UAP Holding Corp.
	(a) 07/15/12 (10.750% 01/15/08)		1,190,000	1,062,075
United Agri Products
	8.250% 12/15/11		555,000	584,138
				5,070,450
Chemicals-Diversified – 2.6%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14		917,000	1,029,332
EquiStar Chemicals LP
	10.625% 05/01/11		1,150,000	1,242,000
Huntsman International LLC
	7.375% 01/01/15(b)		1,415,000	1,429,150
Huntsman LLC
	11.500% 07/15/12		535,000	609,900
Ineos Group Holdings PLC
	7.875% 02/15/16(b)	EUR	1,020,000	1,197,703
	8.500% 02/15/16(b)	USD	1,220,000	1,204,750
Innophos Investments Holdings, Inc.
	PIK,
	12.749% 02/15/15(b)(c)		926,014	898,233
Lyondell Chemical Co.
	9.625% 05/01/07		1,750,000	1,811,250
NOVA Chemicals Corp.
	6.500% 01/15/12		1,825,000	1,758,844
	7.561% 11/15/13(c)		805,000	820,094
				12,001,256
Chemicals-Specialty – 0.4%
Rhodia SA
	8.875% 06/01/11		1,939,000	2,004,441
				2,004,441
		Chemicals Total		19,076,147
Forest Products & Paper – 2.6%
Paper & Related Products – 2.6%
Abitibi-Consolidated, Inc.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
	8.375% 04/01/15	1,325,000	1,252,125
Boise Cascade LLC
	7.125% 10/15/14	1,250,000	1,196,875
	7.475% 10/15/12(c)	1,370,000	1,370,000
Buckeye Technologies, Inc.
	8.500% 10/01/13	480,000	488,400
Caraustar Industries, Inc.
	9.875% 04/01/11	1,075,000	1,131,438
Georgia-Pacific Corp.
	8.000% 01/15/24	2,340,000	2,340,000
Neenah Paper, Inc.
	7.375% 11/15/14	790,000	730,750
Newark Group, Inc.
	9.750% 03/15/14	945,000	831,600
NewPage Corp.
	10.000% 05/01/12	1,090,000	1,141,775
Norske Skog
	7.375% 03/01/14	995,000	915,400
	8.625% 06/15/11	450,000	447,750
			11,846,113
Forest Products & Paper Total			11,846,113

Iron/Steel – 0.5%
Steel-Producers – 0.3%
Steel Dynamics, Inc.
	9.500% 03/15/09	1,080,000	1,131,300
			1,131,300
Steel-Specialty – 0.2%
UCAR Finance, Inc.
	10.250% 02/15/12	1,011,000	1,076,715
			1,076,715
	Iron/Steel Total		2,208,015
Metals & Mining – 0.1%
Mining Services – 0.1%
Hudson Bay Mining & Smelting Co., Ltd.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
Mining Services – (continued)
	9.625% 01/15/12	560,000	609,000
			609,000
Metals & Mining Total			609,000
BASIC MATERIALS TOTAL			33,739,275
COMMUNICATIONS – 19.4%
Media – 7.7%
Broadcast Services/Programs – 0.2%
Fisher Communications, Inc.
	8.625% 09/15/14	860,000	904,075
			904,075
Cable TV – 3.3%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	1,855,000	1,725,150
Charter Communications Holdings II LLC
	10.250% 09/15/10	1,500,000	1,492,500
Charter Communications Holdings LLC
	9.920% 04/01/14(b)	5,770,000	3,000,400
CSC Holdings, Inc.
	7.000% 04/15/12(b)	2,270,000	2,207,575
	7.625% 04/01/11	1,775,000	1,792,750
EchoStar DBS Corp.
	6.625% 10/01/14	2,185,000	2,124,912
Insight Midwest LP
	9.750% 10/01/09	1,255,000	1,297,356
Pegasus Satellite Communications, Inc.
	11.250% 01/15/10(b)(d)	2,325,000	226,688
Telenet Group Holding NV
	(a) 06/15/14 (11.500% 12/15/08)(b)	1,662,000	1,377,383
			15,244,714
Multimedia – 1.1%
Advanstar Communications, Inc.
	15.000% 10/15/11	1,325,000	1,389,594
Haights Cross Operating Co.
	11.750% 08/15/11	665,000	704,900
Lamar Media Corp.
	6.625% 08/15/15	1,445,000	1,452,225
Quebecor Media, Inc.
	7.750% 03/15/16(b)	1,530,000	1,579,725
			5,126,444

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Newspapers – 0.5%
Hollinger, Inc.
	11.875% 03/01/11(b)	1,009,000	1,009,000
	12.875% 03/01/11(b)	1,474,000	1,538,487
			2,547,487
Publishing-Periodicals – 2.1%
Dex Media, Inc.
	(a) 11/15/13 (9.000% 11/15/08)	1,230,000	1,030,125
Dex Media West LLC
	9.875% 08/15/13	3,607,000	3,999,261
PriMedia, Inc.
	8.000% 05/15/13	2,200,000	1,969,000
RH Donnelley Corp.
	8.875% 01/15/16(b)	1,405,000	1,464,712
WDAC Subsidiary Corp.
	8.375% 12/01/14(b)	1,385,000	1,367,688
			9,830,786
Television – 0.5%
LIN Television Corp.
	6.500% 05/15/13	450,000	432,000
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	1,615,000	1,695,750
			2,127,750
Media Total			35,781,256
Telecommunication Services – 11.7%
Cellular Telecommunications – 4.0%
American Cellular Corp.
	10.000% 08/01/11	675,000	734,906
Digicel Ltd.
	9.250% 09/01/12(b)	1,655,000	1,748,094
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	1,805,000	1,913,300
	9.875% 11/01/12	1,140,000	1,245,450
Horizon PCS, Inc.
	11.375% 07/15/12	325,000	372,938
iPCS Escrow Co.
	11.500% 05/01/12	790,000	902,575

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
Nextel Communications, Inc.
	7.375% 08/01/15	1,275,000	1,349,852
Nextel Partners, Inc.
	8.125% 07/01/11	1,070,000	1,134,200
Rogers Cantel, Inc.
	9.750% 06/01/16	2,080,000	2,558,400
Rogers Wireless, Inc.
	8.000% 12/15/12	1,295,000	1,388,887
Rural Cellular Corp.
	8.250% 03/15/12	1,355,000	1,431,219
	9.750% 01/15/10	375,000	383,438
	10.430% 11/01/12(b)(c)	1,315,000	1,370,887
US Unwired, Inc.
	10.000% 06/15/12	1,845,000	2,089,513
			18,623,659
Satellite Telecommunications – 1.5%
Inmarsat Finance II PLC
	(a) 11/15/12 (10.375% 11/15/08)	2,285,000	1,925,112
Intelsat Bermuda Ltd.
	8.250% 01/15/13(b)	2,685,000	2,748,769
PanAmSat Corp.
	9.000% 08/15/14	1,031,000	1,090,283
Zeus Special Subsidiary Ltd.
	(a) 02/01/15 (9.250% 02/01/10)(b)	1,780,000	1,228,200
			6,992,364
Telecommunication Equipment – 0.3%
Lucent Technologies, Inc.
	6.450% 03/15/29	1,790,000	1,503,600
			1,503,600
Telecommunication Services – 1.1%
Syniverse Technologies, Inc.
	7.750% 08/15/13	1,210,000	1,222,100
Time Warner Telecom, Inc.
	10.125% 02/01/11	2,690,000	2,831,225
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	870,000	938,512
			4,991,837

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – (continued)
Telephone-Integrated – 3.9%
Axtel SA de CV
	11.000% 12/15/13	764,000	878,600
Cincinnati Bell, Inc.
	7.000% 02/15/15	2,880,000	2,865,600
Citizens Communications Co.
	9.000% 08/15/31	2,280,000	2,433,900
Qwest Capital Funding, Inc.
	6.875% 07/15/28	3,205,000	2,956,612
Qwest Communications International, Inc.
	7.500% 02/15/14	2,180,000	2,239,950
Qwest Corp.
	7.500% 06/15/23	2,430,000	2,454,300
	8.875% 03/15/12	3,050,000	3,423,625
US LEC Corp.
	12.716% 10/01/09(c)	960,000	1,041,600
			18,294,187
Wireless Equipment – 0.9%
American Towers, Inc.
	7.250% 12/01/11	1,825,000	1,911,688
SBA Telecommunications, Inc.
	(a) 12/15/11 (9.750% 12/15/07)	2,135,000	2,017,575
			3,929,263
Telecommunication Services Total			54,334,910
COMMUNICATIONS TOTAL			90,116,166
CONSUMER CYCLICAL – 16.3%
Airlines – 0.5%
Airlines – 0.5%
Continental Airlines, Inc.
	7.568% 12/01/06	2,215,000	2,203,925
			2,203,925
Airlines Total			2,203,925
Apparel – 1.3%
Apparel Manufacturers – 1.3%
Broder Brothers Co.
	11.250% 10/15/10	1,430,000	1,426,425
Levi Strauss & Co.
	9.750% 01/15/15	2,575,000	2,742,375

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – (continued)
Apparel Manufacturers – (continued)
Phillips-Van Heusen Corp.
	7.250% 02/15/11	1,010,000	1,035,250
	8.125% 05/01/13	1,000,000	1,065,000
			6,269,050
Apparel Total			6,269,050
Auto Manufacturers – 0.5%
Auto-Cars/Light Trucks – 0.2%
General Motors Corp.
	8.375% 07/15/33	1,210,000	853,050
			853,050
Auto-Medium & Heavy Duty Trucks – 0.3%
Navistar International Corp.
	7.500% 06/15/11	1,545,000	1,556,588
			1,556,588
Auto Manufacturers Total			2,409,638
Auto Parts & Equipment – 1.6%
Auto/Truck Parts & Equipment-Original – 0.3%
TRW Automotive, Inc.
	9.375% 02/15/13	1,385,000	1,506,187
			1,506,187
Auto/Truck Parts & Equipment-Replacement – 0.7%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	1,475,000	1,467,625
Rexnord Corp.
	10.125% 12/15/12	1,360,000	1,492,600
			2,960,225
Rubber-Tires – 0.6%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	2,890,000	2,904,450
			2,904,450
Auto Parts & Equipment Total			7,370,862
Distribution/Wholesale – 0.2%
Distribution/Wholesale – 0.2%
Buhrmann US, Inc.
	7.875% 03/01/15	945,000	945,000
			945,000
Distribution/Wholesale Total			945,000

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – 1.4%
Gambling (Non-Hotel) – 0.4%
Global Cash Access LLC
	8.750% 03/15/12	1,554,000	1,668,608
			1,668,608
Music – 0.6%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	1,265,000	1,274,487
Warner Music Group
	7.375% 04/15/14	1,715,000	1,723,575
			2,998,062
Resorts/Theme Parks – 0.4%
Six Flags, Inc.
	9.625% 06/01/14	1,935,000	1,971,281
			1,971,281
Entertainment Total			6,637,951
Home Builders – 1.4%
Building-Residential/Commercial – 1.4%
D.R. Horton, Inc.
	9.750% 09/15/10	2,045,000	2,331,300
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	1,435,000	1,352,488
	8.875% 04/01/12	1,435,000	1,503,162
Standard Pacific Corp.
	7.000% 08/15/15	990,000	908,325
	9.250% 04/15/12	205,000	210,381
			6,305,656
Home Builders Total			6,305,656
Home Furnishings – 0.2%
Home Furnishings – 0.2%
WII Components, Inc.
	10.000% 02/15/12	1,160,000	1,160,000
			1,160,000
Home Furnishings Total			1,160,000
Leisure Time – 0.5%
Leisure & Recreational Products – 0.2%
K2, Inc.
	7.375% 07/01/14	1,100,000	1,108,250
			1,108,250

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
Recreational Centers – 0.3%
Town Sports International, Inc.
	(a) 02/01/14 (11.000% 02/01/09)	1,830,000	1,317,600
			1,317,600
Leisure Time Total			2,425,850
Lodging – 6.2%
Casino Hotels – 5.9%
CCM Merger, Inc.
	8.000% 08/01/13(b)	1,360,000	1,363,400
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	1,495,000	1,539,850
	8.060% 11/15/12(b)(c)	1,250,000	1,284,375
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	1,715,000	1,839,337
Eldorado Casino Shreveport/Shreveport Capital Corp.
	10.000% 08/01/12	5,654,345	4,523,476
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	1,340,000	1,390,250
Greektown Holdings LLC
	10.750% 12/01/13(b)	1,685,000	1,695,531
Hard Rock Hotel, Inc.
	8.875% 06/01/13	2,205,000	2,392,425
Inn of the Mountain Gods Resort & Casino
	12.000% 11/15/10	1,620,000	1,709,100
Kerzner International Ltd.
	6.750% 10/01/15	2,280,000	2,262,900
MGM Mirage
	6.000% 10/01/09	1,135,000	1,126,488
	6.750% 09/01/12	1,845,000	1,868,062
	8.500% 09/15/10	575,000	621,000
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	380,000	378,100
Station Casinos, Inc.
	6.000% 04/01/12	1,785,000	1,776,075
Wynn Las Vegas LLC
	6.625% 12/01/14	1,705,000	1,683,688
			27,454,057

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Hotels & Motels – 0.3%
Hilton Hotels Corp.
	7.500% 12/15/17	1,171,000	1,291,732
			1,291,732
Lodging Total			28,745,789
Retail – 2.3%
Retail-Automobiles – 0.4%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	1,680,000	1,688,400
			1,688,400
Retail-Drug Stores – 0.2%
Rite Aid Corp.
	7.500% 01/15/15	1,250,000	1,204,688
			1,204,688
Retail-Home Furnishings – 0.4%
Tempur-Pedic, Inc.
	10.250% 08/15/10	1,771,000	1,906,039
			1,906,039
Retail-Propane Distributors – 0.8%
AmeriGas Partners LP
	7.125% 05/20/16	1,100,000	1,111,000
Ferrellgas Partners LP
	8.750% 06/15/12	1,355,000	1,371,937
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16(b)	1,110,000	1,132,200
			3,615,137
Retail-Restaurants – 0.3%
Landry’s Restaurants, Inc.
	7.500% 12/15/14	1,355,000	1,312,656
			1,312,656
Retail-Video Rental – 0.2%
Movie Gallery, Inc.
	11.000% 05/01/12	1,230,000	805,650
			805,650
Retail Total			10,532,570
Textiles – 0.2%
Textile-Products – 0.2%
INVISTA

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – (continued)
Textile-Products – (continued)
	9.250% 05/01/12(b)	890,000	947,850
			947,850
Textiles Total			947,850
CONSUMER CYCLICAL TOTAL			75,954,141
CONSUMER NON-CYCLICAL – 13.3%
Agriculture – 0.2%
Alliance One International, Inc.
	11.000% 05/15/12	1,220,000	1,152,900
Agriculture Total			1,152,900
Beverages – 0.2%
Beverages-Wine/Spirits – 0.2%
Constellation Brands, Inc.
	8.000% 02/15/08	780,000	813,150
	8.125% 01/15/12	320,000	336,400
			1,149,550
Beverages Total			1,149,550
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,015,000	2,125,825
			2,125,825
Biotechnology Total			2,125,825
Commercial Services – 4.0%
Commercial Services – 0.5%
Iron Mountain, Inc.
	7.750% 01/15/15	1,620,000	1,648,350
Mac-Gray Corp.
	7.625% 08/15/15	440,000	448,800
			2,097,150
Commercial Services-Finance – 0.2%
Dollar Financial Group, Inc.
	9.750% 11/15/11	875,000	920,938
			920,938
Consulting Services – 0.2%
FTI Consulting, Inc.
	7.625% 06/15/13	960,000	1,008,000
			1,008,000
Funeral Services & Related Items – 0.5%
Service Corp. International

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Funeral Services & Related Items – (continued)
	7.700% 04/15/09	2,135,000	2,236,412
			2,236,412
Printing-Commercial – 0.4%
Sheridan Group
	10.250% 08/15/11	965,000	998,775
Vertis, Inc.
	13.500% 12/07/09(b)	1,110,000	932,400
			1,931,175
Private Corrections – 0.7%
Corrections Corp. of America
	6.250% 03/15/13	1,955,000	1,945,225
GEO Group, Inc.
	8.250% 07/15/13	1,400,000	1,417,500
			3,362,725
Rental Auto/Equipment – 1.5%
Ashtead Holdings PLC
	8.625% 08/01/15(b)	1,615,000	1,693,731
Hertz Corp.
	8.875% 01/01/14(b)	1,560,000	1,630,200
NationsRent, Inc.
	9.500% 10/15/10	1,455,000	1,593,225
United Rentals North America, Inc.
	6.500% 02/15/12	1,360,000	1,353,200
	7.750% 11/15/13	685,000	686,713
			6,957,069
Commercial Services Total			18,513,469
Cosmetics/Personal Care – 0.6%
Cosmetics & Toiletries – 0.6%
DEL Laboratories, Inc.
	8.000% 02/01/12	1,320,000	1,082,400
Elizabeth Arden, Inc.
	7.750% 01/15/14	1,520,000	1,565,600
			2,648,000
Cosmetics/Personal Care Total			2,648,000
Food – 1.6%
Food-Confectionery – 0.3%
Merisant Co.
	9.500% 07/15/13	1,405,000	881,637

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Confectionery – (continued)
Merisant Worldwide, Inc.
	(a) 05/15/14 (12.250% 11/15/08)	2,455,000	398,938
			1,280,575
Food-Miscellaneous/Diversified – 1.1%
Dole Food Co., Inc.
	8.625% 05/01/09	1,710,000	1,744,200
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	2,080,000	2,038,400
Reddy Ice Holdings, Inc.
	(a) 11/01/12 (10.500% 11/01/08)	1,420,000	1,150,200
			4,932,800
Food-Retail – 0.2%
Stater Brothers Holdings, Inc.
	8.125% 06/15/12	1,035,000	1,045,350
			1,045,350
Food Total			7,258,725
Healthcare Services – 2.5%
Dialysis Centers – 0.3%
DaVita, Inc.
	7.250% 03/15/15	1,520,000	1,550,400
			1,550,400
Medical-HMO – 0.2%
Coventry Health Care, Inc.
	8.125% 02/15/12	945,000	996,975
			996,975
Medical-Hospitals – 1.0%
HCA, Inc.
	7.875% 02/01/11	1,695,000	1,811,513
Tenet Healthcare Corp.
	9.875% 07/01/14	2,825,000	2,892,094
			4,703,607
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.
	7.625% 02/01/15	950,000	819,375
			819,375
MRI/Medical Diagnostic Imaging – 0.2%
MedQuest, Inc.
	11.875% 08/15/12	675,000	519,750

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
MRI/Medical Diagnostic Imaging – (continued)
MQ Associates, Inc.
	(a) 08/15/12 (12.250% 08/15/08)	1,965,000	407,738
			927,488
Physician Practice Management – 0.6%
US Oncology Holdings, Inc.
	9.264% 03/15/15(c)	745,000	746,862
US Oncology, Inc.
	9.000% 08/15/12	1,780,000	1,904,600
			2,651,462
Healthcare Services Total			11,649,307
Household Products/Wares – 1.5%
Consumer Products-Miscellaneous – 1.3%
Amscan Holdings, Inc.
	8.750% 05/01/14	1,420,000	1,228,300
Jostens IH Corp.
	7.625% 10/01/12	1,360,000	1,383,800
Playtex Products, Inc.
	9.375% 06/01/11	1,595,000	1,672,756
Scotts Co.
	6.625% 11/15/13	1,550,000	1,581,000
			5,865,856
Office Supplies & Forms – 0.2%
ACCO Brands Corp.
	7.625% 08/15/15	1,130,000	1,053,725
			1,053,725
Household Products/Wares Total			6,919,581
Pharmaceuticals – 2.3%
Medical-Drugs – 0.7%
Elan Finance PLC
	7.750% 11/15/11	2,330,000	2,158,162
Warner Chilcott Corp.
	8.750% 02/01/15(b)	1,300,000	1,287,000
			3,445,162
Medical-Generic Drugs – 0.4%
Mylan Laboratories, Inc.
	6.375% 08/15/15	2,015,000	2,045,225
			2,045,225

			Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Medical-Wholesale Drug Distribution – 0.7%
AmerisourceBergen Corp.
	5.875% 09/15/15(b)		1,125,000	1,134,844
Nycomed A/S
PIK,
	11.750% 09/15/13(b)	EUR	1,616,891	2,004,595
				3,139,439
Pharmacy Services – 0.2%
Omnicare, Inc.
Series 2005 B,
	6.750% 12/15/13		760,000	771,400
				771,400
Vitamins & Nutrition Products – 0.3%
NBTY, Inc.
	7.125% 10/01/15(b)		1,260,000	1,193,850
				1,193,850
Pharmaceuticals Total				10,595,076
CONSUMER NON-CYCLICAL TOTAL				62,012,433
ENERGY – 9.1%
Coal – 0.9%
Coal – 0.9%
Arch Western Finance LLC
	6.750% 07/01/13		1,835,000	1,844,175
Massey Energy Co.
	6.875% 12/15/13(b)		2,450,000	2,462,250
				4,306,425
Coal Total				4,306,425
Oil & Gas – 3.0%
Oil & Gas Drilling – 0.2%
Pride International, Inc.
	7.375% 07/15/14		960,000	1,027,200
				1,027,200
Oil Companies-Exploration & Production – 2.2%
Chesapeake Energy Corp.
	6.375% 06/15/15		1,145,000	1,145,000
	7.500% 06/15/14		1,145,000	1,219,425
Compton Petroleum Corp.
	7.625% 12/01/13		1,415,000	1,443,300
Delta Petroleum Corp.
	7.000% 04/01/15		1,060,000	1,025,550
Forest Oil Corp.
	8.000% 12/15/11		1,080,000	1,179,900

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	1,133,000	1,225,056
Pogo Producing Co.
	6.625% 03/15/15	1,100,000	1,102,750
Whiting Petroleum Corp.
	7.250% 05/01/12	2,085,000	2,095,425
			10,436,406
Oil Refining & Marketing – 0.6%
Premcor Refining Group, Inc.
	7.500% 06/15/15	1,015,000	1,080,975
Tesoro Corp.
	6.625% 11/01/15(b)	1,465,000	1,479,650
			2,560,625
Oil & Gas Total			14,024,231
Oil & Gas Services – 0.8%
Oil-Field Services – 0.8%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14(b)	1,755,000	1,746,225
Newpark Resources, Inc.
	8.625% 12/15/07	1,660,000	1,662,075
			3,408,300
Oil & Gas Services Total			3,408,300
Pipelines – 4.4%
Pipelines – 4.4%
Atlas Pipeline Partners LP
	8.125% 12/15/15(b)	1,070,000	1,104,775
Colorado Interstate Gas Co.
	6.800% 11/15/15(b)	2,145,000	2,230,800
El Paso Corp.
	7.625% 09/01/08(b)	500,000	509,375
	7.750% 06/15/10(b)	2,685,000	2,799,113
Northwest Pipeline Corp.
	8.125% 03/01/10	915,000	971,044
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	6.250% 09/15/15	1,960,000	1,957,550
Sonat, Inc.
	7.625% 07/15/11	4,860,000	5,054,400

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
Southern Natural Gas Co.
	8.875% 03/15/10	1,630,000	1,742,063
Williams Companies, Inc.
	6.375% 10/01/10(b)	3,030,000	3,071,662
	8.125% 03/15/12	1,015,000	1,116,500
			20,557,282
Pipelines Total			20,557,282
ENERGY TOTAL			42,296,238
FINANCIALS – 3.6%
Diversified Financial Services – 3.2%
Finance-Auto Loans – 1.7%
Ford Motor Credit Co.
	7.375% 02/01/11	2,325,000	2,098,411
General Motors Acceptance Corp.
	6.875% 09/15/11	1,865,000	1,678,120
	8.000% 11/01/31	4,585,000	4,195,275
			7,971,806
Finance-Investment Banker/Broker – 1.2%
E*Trade Financial Corp.
	8.000% 06/15/11	1,700,000	1,789,250
LaBranche & Co., Inc.
	11.000% 05/15/12	3,155,000	3,509,938
			5,299,188
Special Purpose Entity – 0.3%
Dow Jones CDX High Yield Index
	8.750% 12/29/10(b)	1,357,300	1,387,839
			1,387,839
Diversified Financial Services Total			14,658,833
Real Estate Investment Trusts – 0.1%
REITS-Hotels – 0.1%
Host Marriott LP
	6.375% 03/15/15	655,000	656,638
			656,638
Real Estate Investment Trusts Total			656,638
Savings & Loans – 0.3%
Savings & Loans/Thrifts-Western US – 0.3%
Western Financial Bank

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – (continued)
Savings & Loans/Thrifts-Western US – (continued)
	9.625% 05/15/12	1,295,000	1,456,875
			1,456,875
Savings & Loans Total			1,456,875
FINANCIALS TOTAL			16,772,346
INDUSTRIALS – 14.3%
Aerospace & Defense – 1.8%
Aerospace/Defense-Equipment – 1.4%
Argo-Tech Corp.
	9.250% 06/01/11	1,250,000	1,325,000
BE Aerospace, Inc.
	8.500% 10/01/10	1,655,000	1,770,850
Sequa Corp.
	8.875% 04/01/08	1,048,000	1,100,400
	9.000% 08/01/09	780,000	838,500
Standard Aero Holdings, Inc.
	8.250% 09/01/14	650,000	573,625
TransDigm, Inc.
	8.375% 07/15/11	1,160,000	1,215,100
			6,823,475
Electronics-Military – 0.4%
Condor Systems, Inc.
	11.875% 05/01/09(d)(e)(f)	4,000,000	—
L-3 Communications Corp.
	5.875% 01/15/15	365,000	352,225
	6.375% 10/15/15	1,380,000	1,380,000
			1,732,225
Aerospace & Defense Total			8,555,700
Building Materials – 0.7%
Building & Construction Products-Miscellaneous – 0.4%
Nortek, Inc.
	8.500% 09/01/14	1,110,000	1,104,450
NTK Holdings, Inc.
	(a) 03/01/14 (10.750% 09/01/09)	1,215,000	844,425
			1,948,875
Building Products-Cement/Aggregation – 0.3%
RMCC Acquisition Co.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building Products-Cement/Aggregation – (continued)
	9.500% 11/01/12(b)	1,250,000	1,275,000
			1,275,000
Building Materials Total			3,223,875
Electronics – 0.5%
Electronic Components-Miscellaneous – 0.5%
Flextronics International Ltd.
	6.250% 11/15/14	1,470,000	1,462,650
Sanmina-SCI Corp.
	6.750% 03/01/13	855,000	822,938
			2,285,588
Electronics Total			2,285,588
Engineering & Construction – 0.5%
Building & Construction-Miscellaneous – 0.5%
J. Ray McDermott SA
	11.500% 12/15/13(b)	1,960,000	2,332,400
			2,332,400
Engineering & Construction Total			2,332,400
Environmental Control – 1.4%
Non-Hazardous Waste Disposal – 1.2%
Allied Waste North America, Inc.
	7.250% 03/15/15	2,025,000	2,070,562
	7.875% 04/15/13	2,010,000	2,100,450
Waste Services, Inc.
	9.500% 04/15/14	1,479,000	1,508,580
			5,679,592
Recycling – 0.2%
Aleris International, Inc.
	9.000% 11/15/14	670,000	705,175
			705,175
Environmental Control Total			6,384,767
Machinery-Construction & Mining – 0.2%
Machinery-Construction & Mining – 0.2%
Terex Corp.
	7.375% 01/15/14	830,000	848,675
			848,675
Machinery-Construction & Mining Total			848,675
Machinery-Diversified – 0.7%
Machinery-General Industry – 0.4%
Douglas Dynamics LLC

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Machinery-General Industry – (continued)
	7.750% 01/15/12(b)	1,300,000	1,254,500
Manitowoc Co., Inc.
	7.125% 11/01/13	760,000	782,800
			2,037,300
Machinery-Material Handling – 0.3%
Columbus McKinnon Corp.
	8.875% 11/01/13	1,190,000	1,252,475
			1,252,475
Machinery-Diversified Total			3,289,775
Metal Fabricate/Hardware – 0.9%
Metal Processors & Fabrication – 0.7%
Mueller Group, Inc.
	10.000% 05/01/12	1,065,000	1,164,844
Mueller Holdings, Inc.
	(a) 04/15/14 (14.750% 04/15/09)	1,190,000	949,025
TriMas Corp.
	9.875% 06/15/12	970,000	856,025
			2,969,894
Metal Products-Fasteners – 0.2%
FastenTech, Inc.
	11.500% 05/01/11	1,065,000	1,019,737
			1,019,737
Metal Fabricate/Hardware Total			3,989,631
Miscellaneous Manufacturing – 2.0%
Diversified Manufacturing Operators – 1.6%
Bombardier, Inc.
	6.300% 05/01/14(b)	2,961,000	2,679,705
J.B. Poindexter & Co.
	8.750% 03/15/14	1,255,000	1,019,687
Koppers Industries, Inc.
	9.875% 10/15/13	1,625,000	1,779,375
Trinity Industries, Inc.
	6.500% 03/15/14	2,136,000	2,136,000
			7,614,767
Miscellaneous Manufacturing – 0.4%
Samsonite Corp.

			Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – (continued)
Miscellaneous Manufacturing – (continued)
	8.875% 06/01/11		1,615,000	1,703,825
				1,703,825
Miscellaneous Manufacturing Total				9,318,592
Packaging & Containers – 2.7%
Containers-Metal/Glass – 1.4%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15(b)		1,830,000	1,907,775
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13		3,020,000	3,155,900
Owens-Illinois, Inc.
	7.500% 05/15/10		1,530,000	1,560,600
				6,624,275
Containers-Paper/Plastic – 1.3%
Consolidated Container Co., LLC
	(a) 06/15/09 (10.750% 06/15/07)		1,065,000	921,225
Jefferson Smurfit Corp.
	8.250% 10/01/12		1,770,000	1,730,175
	PIK,
	11.500% 10/01/15(b)	EUR	1,166,547	1,404,547
MDP Acquisitions PLC
	9.625% 10/01/12	USD	1,990,000	2,099,450
				6,155,397
Packaging & Containers Total				12,779,672
Transportation – 2.9%
Transportation-Marine – 1.2%
Ship Finance International Ltd.
	8.500% 12/15/13		3,010,000	2,836,925
Stena AB
	7.500% 11/01/13		2,575,000	2,533,156
				5,370,081
Transportation-Railroad – 0.6%
TFM SA de CV
	9.375% 05/01/12		1,955,000	2,160,275
	12.500% 06/15/12		780,000	881,400
				3,041,675
Transportation-Services – 0.9%
CHC Helicopter Corp.
	7.375% 05/01/14		2,015,000	2,065,375

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Services – (continued)
Petroleum Helicopters, Inc.
	9.375% 05/01/09	1,875,000	1,971,094
			4,036,469
Transportation-Trucks – 0.2%
QDI LLC
	9.000% 11/15/10	1,060,000	932,800
			932,800
Transportation Total			13,381,025
INDUSTRIALS TOTAL			66,389,700
TECHNOLOGY – 0.5%
Office/Business Equipment – 0.3%
Office Automation & Equipment – 0.3%
Xerox Corp.
	7.125% 06/15/10	1,470,000	1,521,450
			1,521,450
Office/Business Equipment Total			1,521,450
Semiconductors – 0.2%
Electronic Components-Semiconductors – 0.2%
Amkor Technology, Inc.
	9.250% 02/15/08	685,000	693,563
			693,563
Semiconductors Total			693,563
TECHNOLOGY TOTAL			2,215,013
UTILITIES – 4.6%
Electric – 4.6%
Electric-Generation – 1.1%
AES Corp.
	9.000% 05/15/15(b)	610,000	667,950
	9.500% 06/01/09	1,773,000	1,925,921
Edison Mission Energy
	7.730% 06/15/09	2,640,000	2,739,000
			5,332,871
Electric-Integrated – 1.4%
CMS Energy Corp.
	6.875% 12/15/15	910,000	930,475
	8.500% 04/15/11	575,000	628,188
Nevada Power Co.
	9.000% 08/15/13	640,000	707,968
	10.875% 10/15/09	1,147,000	1,244,495

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – (continued)
Sierra Pacific Resources
	6.750% 08/15/17(b)	1,570,000	1,573,925
TECO Energy, Inc.
	7.000% 05/01/12	1,205,000	1,268,262
			6,353,313
Independent Power Producer – 2.1%
Dynegy Holdings, Inc.
	6.875% 04/01/11	1,275,000	1,271,813
	7.125% 05/15/18	870,000	843,900
	9.875% 07/15/10(b)	1,230,000	1,346,850
Mirant North America LLC
	7.375% 12/31/13(b)	2,195,000	2,255,362
MSW Energy Holdings LLC
	7.375% 09/01/10	910,000	941,850
	8.500% 09/01/10	1,195,000	1,278,650
NRG Energy, Inc.
	7.250% 02/01/14	960,000	979,200
	7.375% 02/01/16	900,000	924,750
			9,842,375
Electric Total			21,528,559
UTILITIES TOTAL			21,528,559
	Total Corporate Fixed-Income Bonds & Notes (cost of $414,028,097)		411,023,871
		Shares
Preferred Stocks – 2.1%
COMMUNICATIONS – 0.8%
Media – 0.8%
PTV Inc.	10.000%	18	32
Spanish Broadcasting System, Inc.	PIK,
	10.750%	3,250	3,510,000
Media Total			3,510,032
COMMUNICATIONS TOTAL			3,510,032
FINANCIALS – 1.3%
Real Estate Investment Trusts – 1.3%
iStar Financial, Inc.	Series E,
	7.850%	86,769	2,163,802
iStar Financial, Inc.	Series F,
	7.800%	57,000	1,425,000

		Shares	Value ($)
Preferred Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
Sovereign Real Estate Investment Corp.	12.000%(b)	1,800,000	2,628,000
Real Estate Investment Trusts Total			6,216,802
FINANCIALS TOTAL			6,216,802
	Total Preferred Stocks (cost of $9,638,202)		9,726,834
Common Stocks – 1.0%
CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure – 0.1%
	Shreveport Gaming Holdings, Inc.(g)	36,086	306,731
Hotels, Restaurants & Leisure Total			306,731
CONSUMER DISCRETIONARY TOTAL			306,731
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (e)(f)(g)	50,004	—
Commercial Services & Supplies Total			—
INDUSTRIALS TOTAL			—
MATERIALS – 0.1%
Chemicals – 0.1%
	Lyondell Chemical Co.	30,000	627,600
Chemicals Total			627,600
MATERIALS TOTAL			627,600
TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.2%
	NTL, Inc. (g)	14,154	932,041
Diversified Telecommunication Services Total			932,041
Wireless Telecommunication Services – 0.4%
	Sprint Nextel Corp.	76,922	1,848,436
Wireless Telecommunication Services Total			1,848,436
TELECOMMUNICATION SERVICES TOTAL			2,780,477
UTILITIES – 0.2%
Independent Power Producers & Energy Traders – 0.2%
	Dynegy, Inc., Class A (g)	113,000	611,330

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – (continued)
	Mirant Corp. (g)	23,717	583,438
Independent Power Producers & Energy Traders Total			1,194,768
UTILITIES TOTAL			1,194,768
	Total Common Stocks (cost of $5,245,515)		4,909,576
		Par ($)
Municipal Bonds (Taxable) – 0.7%
CALIFORNIA – 0.7%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	3,250,000	3,261,765
CALIFORNIA TOTAL			3,261,765
	Total Municipal Bonds (Taxable) (cost of $3,250,000)		3,261,765
Convertible Bonds – 0.5%
COMMUNICATIONS – 0.5%
Telecommunication Services – 0.5%
Telecommunication Equipment – 0.5%
Nortel Networks Corp.
	4.250% 09/01/08	2,605,000	2,458,469
			2,458,469
Telecommunication Services Total			2,458,469
COMMUNICATIONS TOTAL			2,458,469
	Total Convertible Bonds (cost of $2,499,052)		2,458,469
		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Broadcast Services/Programs – 0.0%
XM Satellite Radio Holdings, Inc.	Expires 03/15/10(g)(b)	2,435	63,310
			63,310
Media Total			63,310
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(g)(b)	5,250	52
			52

		Units	Value ($)
Warrants – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10(e)(f)(g)	1,435	—
			—
Telecommunication Services Total			52
COMMUNICATIONS TOTAL			63,362
CONSUMER NON-CYCLICAL – 0.0%
Food – 0.0%
Food-Retail – 0.0%
Pathmark Stores Inc.	Expires 09/19/10(g)	58,758	18,215
			18,215
Food Total			18,215
CONSUMER NON-CYCLICAL TOTAL			18,215
INDUSTRIALS – 0.0%
Metal Fabricate/Hardware – 0.0%
Metal Processors & Fabrication – 0.0%
Mueller Holdings, Inc.	Expires 04/15/14(e)(g)	1,310	1,546
			1,546
Metal Fabricate/Hardware Total			1,546
Transportation – 0.0%
Transportation-Trucks – 0.0%
QDI LLC	Expires 01/15/07(b)(e)(g)	10,207	81,860
			81,860
Transportation Total			81,860
INDUSTRIALS TOTAL			83,406
	Total Warrants (cost of $7,829,465)		164,983
		Par ($)
Short-Term Obligation – 5.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Bond maturing 02/15/36, market value of $27,332,650 (repurchase proceeds $26,799,305)	26,796,000	26,796,000
	Total Short-Term Obligation (cost of $26,796,000)		26,796,000
	Total Investments – 98.5% (cost of $469,286,331)(h)(i)		458,341,498
	Other Assets & Liabilities, Net – 1.5%		6,753,773
	Net Assets – 100.0%		465,095,271

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which did not include any illiquid securities except the following, amounted to $82,364,932, which represents 17.7% of net assets.

	Acquisition
Security	Date	Par/Units	Cost	Value
Hollinger, Inc.
11.875% 03/01/11	09/30/04	$1,009,000	$1,009,000	$1,009,000
12.875% 03/01/11	03/05/03	1,474,000	1,464,817	1,538,487
QDI LLC	05/28/02	10,207	—	81,860
				$2,629,347

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2006.

(d)

The issuer has filed for bankruptcy protection under Chapter 11.  Income is not being accrued.  At February 28, 2006, the value of these securities amounted to $226,688, which represents 0.1% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Security has no value.

(g)	Non-income producing

(h)	Cost for federal income tax purposes is $470,327,108.

(i)	Unrealized appreciation and depreciation at February 28, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$ 13,077,530	$(25,063,140)	$(11,985,610)

At February 28, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
EUR	$2,408,890	$2,405,345	03/23/06	$(3,545)
EUR	2,098,314	2,093,738	03/31/06	(4,576)
				$(8,121)

Acronym	Name
EUR	Euro Currency
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
USD	US Dollar

Item 2. Controls and Procedures.

(a)     The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006